SCHEDULE OF PRO FORMA INFORMATION (Details) - Monster Creative LLC [Member] - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Business Acquisition [Line Items]
Revenues	$ 2,179,071	$ 1,807,638
Net loss	$ (35,563,233)	$ (164,976)
Net loss per share	$ (0.04)